THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


                                     Thomas C. Castano
                                     Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (201) 802-4708 fax: (201) 802-8357



                                                               December 30, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re:  Prudential Variable Appreciable Account
               (Registration No. 33-20000)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 18 and (ii) that the text of Post-Effective Amendment No. 18 was filed electronically on December 26, 1996. (Accession No. 0000950110-96-001592



                                 By: /s/
                                     ----------------------------------
                                     Thomas C. Castano
                                     Assistant Secretary
                                     The Prudential Insurance Company of America